Other disclosures	12 Months Ended
Dec. 31, 2017
Other disclosures
Other disclosures

44. Other disclosures

a)   Remaining maturity periods

The breakdown by maturity of the balances of certain items in the consolidated balance sheets as of December 31, 2016, is as follows:

	12/31/2016
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Assets:
Cash and balances with the Central Bank	24,887	25,382	200	100	—	—	28,094	78,663
Financial assets held for trading
Debt instruments	—	31,784	5,697	9,197	50,667	33,703	9,805	140,853
Equity instruments	1,822	—	—	—	—	—	—	1,822
Trading derivatives	100	2,357	8,947	18,608	35,245	23,864	110,786	199,907
Other Financial Assets at Fair Value through Profit or Loss -
Loans and advances to credit institutions – Reverse repurchase Agreements	—	37,831	—	—	—	—	—	37,831
Loans and advances to customers –Reverse repurchase agreements	—	4,509	—	—	—	—	—	4,509
Available-for-sale financial assets -
Debt instruments	—	34,360	1,985	581	76,096	16,358	24,938	154,318
Equity instruments	—	—	—	—	—	—	326	326
Loans and receivables -
Loans and advances to credit institutions	—	82,293	—	—	—	95	—	82,388
Loans and advances to customers	13,700	35,639	56,535	132,051	148,389	68,852	126,472	581,638
Debt instruments	—	—	—	904	—	—	10,568	11,472
Hedging derivatives	—	1	4	12	9,306	50	5,630	15,003
	40,509	254,156	73,368	161,453	319,703	142,922	316,619	1,308,730
Liabilities:
Financial liabilities held for trading -
Trading derivatives	464	4,539	4,680	20,777	36,497	27,166	111,567	205,690
Short positions	—	61,138	—	—	—	—	—	61,138
Other Financial Liabilities at Fair Value through Profit or Loss -
Deposits from the Central Bank	—	15,025	403	51	—	—	—	15,479
Deposits from credit institutions	—	25,155	—	—	—	—	—	25,155
Customer deposits	—	83,157	734	—	—	—	—	83,891
Marketable debt securities	—	92	1,142	2,476	6,085	2,540	—	12,335
Financial liabilities at amortized cost -
Deposits from credit institutions	39,428	15,871	22,331	2,591	14,070	5,031	—	99,322
Customer deposits	418,228	101,303	28,969	15,938	2,865	2,067	2,635	572,005
Marketable debt securities	—	19,493	5,506	17,447	6,014	5,700	23,508	77,668
Subordinated liabilities	—	664	—	—	—	—	36,912	37,576
Other financial liabilities	5	16,431	2,070	937	77	—	—	19,520
Hedging derivatives	6,318	152	23	138	499	1,863	5,294	14,287
	464,443	343,020	65,858	60,355	66,107	44,367	179,916	1,224,066
Difference (assets less liabilities)	(423,934)	(88,864)	7,510	101,098	253,596	98,555	136,703	84,664

The breakdown by maturity of the balances of certain items in the consolidated balance sheets as of December 31, 2017, is as follows:

	12/31/2017
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Assets:
Cash and balances with the Central Bank	21,539	8,054	—	—	—	—	28,094	57,687
Financial assets held for trading
Debt instruments	—	67,280	2,551	15,455	23,077	32,379	7,005	147,747
Equity instruments	2,562	—	—	—	—	—	—	2,562
Trading derivatives	9,118	2,738	4,223	11,273	25,527	28,714	83,668	165,261
Other Financial Assets at Fair Value through Profit or Loss -
Loans and advances to credit institutions – Reverse repurchase Agreements	—	46,087	—	—	—	—	—	46,087
Loans and advances to customers –Reverse repurchase agreements	—	5,618	—	—	—	—	—	5,618
Available-for-sale financial assets -
Debt instruments	—	18,693	59	35,567	58,067	21,987	30,574	164,947
Equity instruments	—	—	—	—	—	—	795	795
Loans and receivables -
Loans and advances to credit institutions	—	59,122	—	—	—	—	—	59,122
Loans and advances to customers	13,455	33,027	52,867	143,821	164,881	76,258	125,111	609,420
Debt instruments	—	—	—	—	—	1,378	9,380	10,758
Hedging derivatives	2,375	—	—	—	7,707	5,017	17	15,116
	49,049	240,619	59,700	206,116	279,259	165,733	284,644	1,285,120
Liabilities:
Financial liabilities held for trading -
Trading derivatives	9,320	2,333	3,059	13,769	26,343	25,818	90,640	171,282
Short positions	—	68,443	—	—	—	—	—	68,443
Other Financial Liabilities at Fair Value through Profit or Loss -
Deposits from the Central Bank	—	22,417	—	—	—	—	—	22,417
Deposits from credit institutions	—	5,942	—	—	—	—	—	5,942
Customer deposits	—	81,009	781	—	—	—	—	81,790
Marketable debt securities	—	586	1,146	4,907	3,368	497	—	10,504
Financial liabilities at amortized cost -
Deposits from credit institutions	14,828	35,815	2,127	2,368	11,094	7,475	2,808	76,515
Customer deposits	422,495	102,395	39,643	38,355	3,060	1,939	889	608,776
Marketable debt securities	—	20,138	7,583	29,734	47	25,141	3,149	85,792
Subordinated liabilities	—	650	—	—	—	—	35,235	35,885
Other financial liabilities	42	5,543	6,306	904	34	634	—	13,463
Hedging derivatives	—	—	—	145	2,070	1,630	7,246	11,091
	446,685	345,271	60,645	90,182	46,016	63,134	139,967	1,191,900
Difference (assets less liabilities)	(397,636)	(104,652)	(945)	115,934	233,243	102,599	144,677	93,220

b)   Undiscounted contractual maturity periods

The detail of the undiscounted contractual maturities of the existing financial liabilities at amortized cost as of December 31, 2016, is as follows:

	12/31/2016
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Financial liabilities at amortized cost:
Deposits from credit institutions	39,428	16,047	22,718	3,399	15,511	5,410	—	102,513
Customer deposits	418,228	101,736	29,421	16,773	3,436	2,422	3,430	575,446
Marketable debt securities	—	19,788	6,167	19,844	9,219	8,358	29,925	93,301
Subordinated liabilities	—	852	376	1,692	4,512	4,512	52,704	64,648
Other financial liabilities	5	16,431	2,070	937	77	—	—	19,520
	457,661	154,854	60,752	42,645	32,755	20,702	86,059	855,428

The detail of the undiscounted contractual maturities of the existing financial liabilities at amortized cost as of December 31, 2017, is as follows:

	12/31/2017
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Financial liabilities at amortized cost:
Deposits from credit institutions	14,828	36,126	2,518	3,820	13,721	8,739	5,052	84,804
Customer deposits	422,495	103,171	40,737	40,802	3,770	2,286	1,325	614,586
Marketable debt securities	—	20,589	8,617	33,392	3,618	28,706	4,141	99,063
Subordinated liabilities	—	847	392	1,768	4,713	4,713	48,697	61,130
Other financial liabilities	42	5,543	6,306	904	34	634	—	13,463
	437,365	166,276	58,570	80,686	25,856	45,078	59,215	873,046

c)   Foreign currency balances

The breakdown of the main foreign currency balances in the consolidated balance sheet based on the nature of the related items is as follows:

	Equivalent Value in Millions of Pesos
	12/31/2016		12/31/2017
	Assets	Liabilities	Assets	Liabilities

Cash and balances with the Central Bank	2,110	—	2,987	—
Debt instruments (Note 9)	86,253	—	122,786	—
Equity instruments (Note 10)	—	—	—	—
Loans and advances to credit institutions (Note 8)	60,590	—	35,898	—
Loans and advances to customers	92,198	—	69,879	—
Other assets	456	—	561	—
Marketable debt securities (Note 21)	—	22,942	—	27,508
Subordinated liabilities	—	37,635	—	35,926
Derivatives	—	13,201	—	48,926
Deposits from credit institutions (Note 19)	—	38,113	—	4,527
Customer deposits (Note 20)	—	116,706	—	105,929
Other financial liabilities	—	5,730	—	2,328
Provisions	—	1	—	—
Other liabilities	—	1,049	—	1,221

d)   Fair value of financial assets and financial liabilities that are not measured at fair value (but fair value disclosures are required)

i.  Financial assets measured at other than fair value

The following table sets out the fair values of financial assets not measured at fair value and analyses them by the level in the fair value hierarchy into which each fair value measurement is categorized.

Except as detailed in the following table, the Bank considers the carrying amounts of financial assets recognized in the consolidated financial statements approximate their fair values.

As of December 31, 2016

				Total fair	Total
Assets	Level 1	Level 2	Level 3	values	carrying amount

Financial assets at amortized cost:
Balances with the Central Bank (Note 7)	53,776	—	—	53,776	53,776
Loans and advances to credit institutions (Note 8)	51,491	—	30,896	82,387	82,388
Loans and advances to customers (Note 12)	3,214	—	602,736	605,950	581,638
Debt instruments (unlisted) (Note 9)	—	—	11,472	11,472	11,472

As of December 31, 2017

				Total fair	Total
Assets	Level 1	Level 2	Level 3	values	carrying amount

Financial assets at amortized cost:
Balances with the Central Bank (Note 7)	36,148	—	—	36,148	36,148
Loans and advances to credit institutions (Note 8)	34,542	—	24,580	59,122	59,122
Loans and advances to customers (Note 12)	2,587	—	636,713	639,300	609,420
Debt instruments (unlisted) (Note 9)	—	—	10,758	10,758	10,758

ii.  Financial liabilities measured at other than fair value

The following table sets out the fair values of financial liabilities not measured at fair value and analyses them by the level in the fair value hierarchy into which each fair value measurement is categorized.

Except as detailed in the following table, the Bank considers the carrying amounts of financial liabilities recognized in the consolidated financial statements approximate their fair values.

As of December 31, 2016

				Total fair	Total
Liabilities	Level 1	Level 2	Level 3	values	carrying amount

Financial liabilities at amortized cost:
Deposits from credit institutions (Note 19)	33,474	62,750	2,621	98,845	99,322
Customer deposits (Note 20)	14,456	559,031	—	573,487	572,005
Marketable debt securities (Note 21)	20,245	57,082	—	77,327	77,668
Subordinated liabilities (Note 22)	36,910	—	—	36,910	37,576
Other financial liabilities (Note 23)	19,520	—	—	19,520	19,520

As of December 31, 2017

				Total fair	Total
Liabilities	Level 1	Level 2	Level 3	values	carrying amount

Financial liabilities at amortized cost:
Deposits from credit institutions (Note 19)	31,157	42,988	2,316	76,461	76,515
Customer deposits (Note 20)	13,867	594,592	—	608,459	608,776
Marketable debt securities (Note 21)	20,330	66,168	—	86,498	85,792
Subordinated liabilities (Note 22)	37,434	—	—	37,434	35,885
Other financial liabilities (Note 23)	13,463	—	—	13,463	13,463

The methodology and inputs used to calculate the fair value for each financial asset and liability class are as follows:

-Balances with the Central Bank: Their fair value has been estimated to be equal to their amortized cost given because they are mainly composed by the compulsory deposit required by the Central Bank.

-Loans and receivables at amortized cost at a variable or fixed interest rate and maturing in less than one year: Their fair value has been estimated to match their book value because there are no material differences.

-Loans and receivables at amortized cost with maturity greater than one year: Fair value has been obtained using the present value model that discounts future cash flows at the current date using interest rates based on directly or indirectly observable market data to calculate the discount rate, but also using certain non-observable market input, such as the credit risk associated with the loan portfolio for the allowance of future flows and current loan portfolio conditions (net commissions, operating expenses, medium-term, etc.).

-Unlisted debt instruments: Their fair value has been estimated to be equal to their amortized cost given that, because they are non-negotiable financial instruments issued by the Mexican Government, this value would be considered to execute a prepayment transaction at fair value.

-Financial liabilities at amortized cost at a variable or fixed interest rate and maturing in less than one year: Their fair value has been estimated to match their book value because there are no material differences.

-Financial liabilities at amortized cost with maturity greater than one year: Their fair value has been obtained by using the present value model that discounts future cash flows at the current date using interest rates based on directly or indirectly observable market data to calculate the discount rate.

-Marketable debt securities and subordinated liabilities: Fair value has been obtained using quoted market price, if available, or the present value model that discounts future cash flows at the current date using interest rates based on directly or indirectly observable market data to calculate the discount rate.

-Other financial liabilities: Their fair value has been estimated to be equal to their amortized cost since they are mainly composed by short-term balances.

e)   Significant restrictions

See Note 48.b for significant restrictions on the ability to access or use the assets and settle the liabilities of the Bank as of December 31, 2017.

f)   Restriction on accumulated reserves distribution

As of December 31, 2016 and 2017, the Bank did not have any restriction on accumulated reserves distribution, except for the legal reserve as mentioned in Note 29 (10,399 million pesos in legal reserve that include 8,086 million pesos in legal reserve of the Bank on an individual basis as of December 31, 2016 and 10,683 million pesos in legal reserve that include 8,086 million pesos in legal reserve of the Bank on an individual basis as of December 31, 2017) and the remeasurement of defined benefit obligation. In addition, the Bank is restricted from distributing dividends that will result in noncompliance with minimum capitalization requirements established by the CNBV (see Note 30).